Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

SCHEDULE II

ENOVA INTERNATIONAL, INC. AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

For the Three Years Ended December 31, 2014

(dollars in thousands)

		Additions
Description	Balance at Beginning of Period	Charged to Expense	Charged to Other	Deductions	Balance at End of Period
Tax valuation allowance
Year Ended
December 31, 2014	$—	$—	$—	$—	$—
December 31, 2013	$457	$—	$—	$(457)	$—
December 31, 2012	$—	$470	$—	$(13)	$457